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[CIGNA TREE LEAVES GRAPHIC APPEARS HERE]


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                                                                  CIGNA VARIABLE
                                                                PRODUCTS S&P 500
                                                                      INDEX FUND

                                     ___________________________________________


                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 2001











                                      [CIGNA TREE LOGO GRAPHIC APPEARS HERE /R/]
                                                                           CIGNA

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________________________________________________________________________________
                                                                               1



DEAR SHAREHOLDERS:

Our report for CIGNA Variable Products S&P 500 Index Fund (the "Fund") covering the six months ended June 30, 2001 follows.

MARKET ENVIRONMENT

The size and timing of the Federal Reserve's (Fed's) 50 basis point interest rate cut on January 3rd was sufficient to cause equity investors to lengthen investment horizons throughout the first month of the quarter, despite major earnings warnings. Chairman Greenspan's accompanying comments emphasizing downside risk posed by erosion in consumer confidence and its impact on final demand appeared to briefly reassure markets of the central bank's commitment and ability to quickly reverse the economic tide. However, as the true extent of the economic weakness began to unfold, as foreshadowed in the final quarter of last year, the markets were questioning that body's resolve. Technology capital improvement spending was evaporating at a rate much faster than expected. Moreover, profitability pressures were broadening the decline in capital expenditures across the board and both the pace and scale of earnings pre-announcements were increasing rapidly. Concerned that bank managers may have become overly restrictive, the Fed responded with a second 50 basis point rate reduction on January 31st, producing the largest cumulative one-month rate cut in 20 years.

However, hits to consumer confidence continued to mount as the quarter advanced. Early data had suggested that overtime was being reduced and layoff announcements were beginning to rise. By the end of March, announced layoffs exceeded 400,000 -- over triple the rate for the same period last year. Payroll declines for March were the worst since 1991. Presented with this evidence of the growing economic weakness, equity markets actually sold off when rates were only lowered yet another 50 basis points on March 20th.

Growing concerns regarding the Fed's ability to reverse the economic tide, negative earnings pre-announcements, reported declines in consumer confidence, and admitted lack of earnings visibility weighed heavily on the equity markets during the first quarter. The S&P 500 (R) Index fell 11.86% over the period, its worst quarterly performance in 10 years. The Fund posted similar results for the first quarter, with returns of -11.81% (Institutional Class), -11.84% (Premier Class) and -11.89% (Retail Class), respectively.

The pace of economic growth continued to slow in the second quarter, reflecting the continuing effects of an inventory correction and reduced capital investments. As growth slowed in overseas markets, the strong dollar continued to reduce exports and foreign-sourced income. An emerging weakness in labor markets was compromising consumer confidence and threatening the remaining strongholds of final demand -- consumer spending and homebuilding. There is now clear evidence that the deterioration in labor markets has spilled over from manufacturing into the service sector, particularly in the use of temporary help. Perhaps because of this risk, the Fed continued its aggressive campaign to loosen the money reins. In three installments over the second quarter, the federal funds rate was reduced an additional 125 basis points, leaving that rate down a full 275 basis points since the Fed first registered its change in bias in December 2000.

Corporations continued to avail themselves of the opportunity provided by the increased liquidity to restructure their balance sheets. Total corporate new issuance over the first two quarters of 2001 has now eclipsed that of the full year 2000.

The relief provided to the markets by the Fed was accompanied by the potential for political accommodations raised by the relative ease with which the Bush administration was able to steer its budget and tax cut plans through the current

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                                                                               2



Congress. This piece of good news was somewhat muted, however, by the subsequent move of Senator Jeffords to the Democratic party, increasing the likelihood of future Congressional stalemates.

Early in the second quarter, the consensus view that improved liquidity and early corporate retrenchment would lead to a resumption of economic growth in the second half of 2001 was advanced by additional Fed actions and early passage of the tax cuts by the administration. Equity markets rallied in the first month of the quarter, as the S&P 500 Index and the NASDAQ rose 7.8% and 15%, respectively. However, this was insufficient to maintain market sentiment, as the S&P 500 operated in a trading range for most of May. The Jeffords announcement in late May, combined with a record number of negative earnings pre-announcements, caused the equity markets to give back gains throughout June. The S&P 500 finished the second quarter with a return of 5.85%, slightly behind the 6.1% median U.S. mutual fund, as measured by Morningstar.

PERFORMANCE

Returns for the six months ended June 30, 2001 were:

FUND                                  -6.87%
S&P 500 INDEX                         -6.70%

OUTLOOK

Early movement on the part of corporations to adjust to declines in demand through reductions in capital investment and inventories, combined with sizeable relief in the cost of debt maintenance and recent reductions in energy costs, probably help to ensure that the economy is on the mend. Predictions that the second quarter saw the bottom in economic growth and that profit growth will resume by year end, if not entirely accurate, are probably not far off the mark. Nevertheless, growth likely will be subdued for some time and recovery will be uneven across the economy.

In addition, because large cap stocks, despite market corrections, retain a historical valuation disadvantage relative to mid cap and small cap stocks, we expect them to continue to underperform until vigorous growth is resumed within the economy. Consequently, broad-market-capitalization-weighted averages dominated by large cap companies will lag performance of the average stock and continue to generate opportunities for active managers to outperform their benchmarks over several quarters.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde
PRESIDENT
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND



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________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           3
June 30, 2001 (Unaudited)

                                                   NUMBER OF        VALUE
                                                     SHARES         (000)
---------------------------------------------------------------------------
COMMON STOCKS - 90.7%
General Electric Co.                                241,400       $ 11,768
Microsoft Corp. (a)                                 130,800          9,548
Exxon Mobil Corp.                                    83,862          7,325
Citigroup, Inc.                                     122,172          6,456
Pfizer, Inc.                                        153,450          6,146
AOL Time Warner, Inc. (a)                           107,700          5,708
Wal-Mart Stores, Inc.                               108,700          5,305
American International Group, Inc.                   56,618          4,869
Intel Corp.                                         163,400          4,780
International Business Machines Corp.                42,200          4,769
Johnson & Johnson                                    73,484          3,674
Merck & Co., Inc.                                    55,700          3,560
Verizon Communications                               65,726          3,516
SBC Communications, Inc.                             81,894          3,281
Cisco Systems, Inc. (a)                             177,900          3,238
Royal Dutch Petroleum Co.                            52,100          3,036
Coca-Cola Co.                                        60,400          2,718
Philip Morris Companies, Inc.                        53,500          2,715
Home Depot, Inc.                                     56,750          2,642
Oracle Corp. (a)                                    136,272          2,589
Tyco International Ltd.                              47,165          2,571
Bristol-Myers Squibb Co.                             47,200          2,469
Bank of America Corp.                                38,918          2,336
Viacom, Inc., Class B (a)                            43,233          2,237
Morgan (J.P.) Chase & Co.                            48,206          2,150
Federal National Mortgage Association                24,300          2,069
Lilly (Eli) & Co.                                    27,300          2,020
Procter & Gamble Co.                                 31,500          2,010
Wells Fargo & Co.                                    41,660          1,934
American Home Products Corp.                         32,000          1,870
AT&T Corp.                                           84,027          1,849
BellSouth Corp.                                      45,700          1,840
Abbott Laboratories                                  37,700          1,810
Morgan Stanley, Dean Witter, Discover & Co.          27,040          1,737
Dell Computer Corp. (a)                              63,100          1,650
PepsiCo, Inc.                                        35,600          1,574
E M C Corp. (a)                                      53,424          1,552
Amgen, Inc. (a)                                      25,400          1,541




                                                  NUMBER OF          VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
Disney (Walt) Co.                                    50,800       $  1,468
Pharmacia Corp.                                      31,630          1,453
Chevron Corp.                                        15,600          1,412
Medtronic, Inc.                                      29,300          1,348
Hewlett-Packard Co.                                  47,100          1,347
Texas Instruments, Inc.                              42,300          1,333
Schering-Plough Corp.                                35,700          1,294
Qwest Comm. International (a)                        40,401          1,288
Sun Microsystems, Inc. (a)                           79,500          1,250
American Express Company                             32,200          1,249
du Pont (E.I.) de Nemours & Co.                      25,478          1,229
Merrill Lynch & Co., Inc.                            20,400          1,209
Boeing Company                                       21,176          1,177
Federal Home Loan Mortgage Corp.                     16,800          1,176
Minnesota Mining and Manufacturing Co.                9,600          1,095
Ford Motor Co.                                       44,497          1,092
Qualcomm, Inc. (a)                                   18,400          1,076
U.S. Bancorp, Inc.                                   46,351          1,056
FleetBoston Financial Corp.                          26,487          1,045
Bank One Corp.                                       28,219          1,010
WorldCom, Inc. (WorldCom Group) (a)                  70,313            999
Comcast Corp., Class A                               22,900            994
Applied Materials, Inc. (a)                          19,700            967
Anheuser-Busch Companies, Inc.                       21,800            898
Clear Channel Communications, Inc. (a)               14,300            897
Texaco, Inc.                                         13,400            892
Enron Corp.                                          18,200            892
Motorola, Inc.                                       53,291            883
General Motors Corp.                                 13,400            862
Bank of New York, Inc.                               17,900            859
McDonald's Corp.                                     31,400            850
Walgreen Co.                                         24,800            847
United Technologies Corp.                            11,500            843
Fifth Third Bancorp                                  13,958            838
First Union Corp.                                    23,928            836
Unilever NV                                          13,935            830
Alcoa, Inc.                                          21,068            830
Colgate-Palmolive Co.                                13,600            802
Washington Mutual, Inc.                              21,308            800


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           4
June 30, 2001 (Unaudited) (Continued)

                                                    NUMBER OF       VALUE
                                                      SHARES        (000)
---------------------------------------------------------------------------
Allstate Corp.                                         17,896       $  787
Target Corp.                                           21,900          758
Automatic Data Processing, Inc.                        15,200          755
Household International, Inc.                          11,246          750
Cardinal Health, Inc.                                  10,875          750
Gillette Co.                                           25,700          745
Schlumberger Ltd.                                      14,000          737
Duke Energy Co.                                        18,724          730
Kimberly-Clark Corp.                                   13,032          729
Dow Chemical Co.                                       21,910          729
Electronic Data Systems Corp.                          11,400          713
Nortel Networks Corp.                                  77,640          706
Baxter International, Inc.                             14,400          706
Honeywell, Inc.                                        19,687          689
MBNA Corp.                                             20,768          684
Marsh & McLennan Companies, Inc.                        6,700          677
Lowes Companies, Inc.                                   9,300          675
El Paso Energy Corp.                                   12,343          648
VERITAS Software Corp. (a)                              9,700          645
Compaq Computer Corp.                                  41,175          638
Emerson Electric Co.                                   10,500          635
First Data Corp.                                        9,600          617
Gap (The), Inc.                                        20,762          602
Micron Technology, Inc. (a)                            14,500          596
HCA-The Healthcare Co.                                 13,100          592
Safeway, Inc. (a)                                      12,200          586
MetLife, Inc.                                          18,200          564
American General Corp.                                 12,096          562
AES Corp. (a)                                          12,900          555
Sprint Corp. (PCS Group) (a)                           22,800          551
Mellon Financial Corp.                                 11,600          534
Schwab (Charles) Corp.                                 33,825          518
Siebel System, Inc. (a)                                11,000          516
Lucent Technologies, Inc.                              83,036          515
Kohl's Corp. (a)                                        8,100          508
Computer Associates International, Inc.                14,012          504
Exelon Corp.                                            7,725          495
Kroger Co. (a)                                         19,700          493
United Health Group, Inc. (a)                           7,800          482



                                                      NUMBER OF       VALUE
                                                       SHARES         (000)
---------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          6,080      $   473
Illinois Tool Works, Inc.                               7,400          468
PNC Financial Services Group, Inc.                      7,100          467
Waste Management, Inc.                                 15,132          466
SunTrust Banks, Inc.                                    7,200          466
ALLTEL Corp.                                            7,600          466
Sprint Corp. (FON Group)                               21,600          461
National City Corp.                                    14,600          449
Sysco Corp.                                            16,500          448
Costco Wholesale Corp. (a)                             10,900          448
Conoco, Inc., Class B                                  15,259          441
Carnival Corp.                                         14,300          439
Gannett Co., Inc.                                       6,400          422
International Paper Co.                                11,751          420
Caterpillar, Inc.                                       8,400          420
Providian Financial Corp.                               7,000          414
JDS Uniphase Corp. (a)                                 31,900          407
Cendant Corp. (a)                                      20,704          404
AFLAC, Inc.                                            12,800          403
Tenet Healthcare Corp. (a)                              7,800          402
Hartford Financial Services Group, Inc.                 5,800          397
Lockheed Martin Corp.                                  10,560          391
Williams Companies, Inc.                               11,800          389
Omnicom Group                                           4,500          387
State Street Corp.                                      7,800          386
Southern Company                                       16,500          384
General Dynamics Corp.                                  4,900          381
Analog Devices, Inc. (a)                                8,800          381
Corning, Inc.                                          22,400          374
CVS Corp.                                               9,600          371
Halliburton Co.                                        10,400          370
Dynegy, Inc.                                            7,900          367
American Electric Power Co., Inc.                       7,900          365
Paychex, Inc.                                           9,100          364
Wachovia Corp.                                          5,100          363
Sara Lee Corp.                                         19,100          362
Dominion Resources, Inc.                                5,999          361
Agilent Technologies, Inc.                             11,128          361
BB&T Corp.                                              9,800          360


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           5
June 30, 2001 (Unaudited) (Continued)

                                                   NUMBER OF      VALUE
                                                    SHARES        (000)
-------------------------------------------------------------------------
CIGNA Corp.                                           3,700       $  355
Maxim Integrated Products, Inc. (a)                   8,000          354
Phillips Petroleum Co.                                6,200          353
Peoplesoft, Inc.                                      7,130          351
Heinz (H.J.) Co.                                      8,500          348
Harley-Davidson, Inc.                                 7,400          348
Southwest Airlines Co.                               18,387          340
Linear Technology Corp.                               7,700          340
Sears, Roebuck & Company                              8,000          339
Northern Trust Corp.                                  5,400          338
Xilinx, Inc. (a)                                      8,000          330
Union Pacific Corp.                                   6,000          330
Hancock (John) Financial Services, Inc.               8,200          330
Alcan, Inc.                                           7,800          328
Eastman Kodak Co.                                     7,000          327
NEXTEL Communications, Inc., Class A (a)             18,600          326
Anadarko Petroleum Corp.                              6,033          326
Best Buy Co., Inc. (a)                                5,100          324
Transocean Sedco Forex, Inc.                          7,771          321
McGraw-Hill Cos., Inc.                                4,800          318
Loews Corp.                                           4,800          309
Capital One Financial Corp.                           5,100          306
Forest Labs, Inc. (a)                                 4,300          305
TXU Corp.                                             6,300          304
General Mills, Inc.                                   6,900          302
FedEx Corp. (a)                                       7,500          301
Albertson's, Inc.                                    10,013          300
Franklin Resources, Inc.                              6,400          293
USA Education, Inc.                                   4,000          292
Quaker Oats Co.                                       3,200          292
Burlington Northern Santa Fe Corp.                    9,667          292
Weyerhaeuser Co.                                      5,300          291
Solectron Corp. (a)                                  15,700          287
Kellogg Co.                                           9,900          287
Chubb Corp.                                           3,700          287
Mirant Corp.                                          8,260          284
Masco Corp.                                          11,200          280
Marriott International, Inc.                          5,900          279
NIKE, Inc., Class B                                   6,600          277


                                                   NUMBER OF      VALUE
                                                    SHARES        (000)
-------------------------------------------------------------------------
Adobe Systems, Inc.                                   5,900       $  277
Tribune Company                                       7,400          276
Concord EFS, Inc.                                     5,300          276
Calpine Corp. (a)                                     7,300          276
Allergan, Inc. (a)                                    3,200          274
Altera Corp.                                          9,400          273
Yahoo, Inc. (a)                                      13,600          272
KeyCorp                                              10,416          271
Baker Hughes, Inc.                                    8,090          271
Guidant Corp. (a)                                     7,500          270
Broadcom Corp., Class A (a)                           6,300          269
Avon Products, Inc.                                   5,800          268
St. Paul Companies, Inc.                              5,232          265
Stryker Corp. (a)                                     4,800          263
KLA-Tencor Corp. (a)                                  4,500          263
FPL Group, Inc.                                       4,300          259
Wrigley (Wm.) Jr. Company                             5,500          258
ConAgra, Inc.                                        13,000          258
McKesson HBOC, Inc.                                   6,923          257
Air Products & Chemicals, Inc.                        5,600          256
Campbell Soup Company                                 9,900          255
Pitney-Bowes, Inc.                                    6,000          253
Golden West Financial Corp.                           3,900          251
Comerica, Inc.                                        4,350          251
Public Service Enterprises Group, Inc.                5,100          249
May Department Stores Co.                             7,250          248
Progressive Corp, Ohio                                1,800          243
Advanced Micro Devices, Inc. (a)                      8,400          243
Medimmune, Inc. (a)                                   5,100          241
Comverse Technology, Inc. (a)                         4,200          240
Chiron Corp. (a)                                      4,700          240
Occidental Petroleum Corp.                            9,000          239
Lincoln National Corp.                                4,600          238
Xcel Energy, Inc.                                     8,320          237
Reliant Energy, Inc.                                  7,207          232
Raytheon Co., Class B                                 8,600          228
Interpublic Group of Companies, Inc.                  7,700          226
Ralston Purina Co.                                    7,500          225
Progress Energy, Inc. (a)                             5,000          225


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           6
June 30, 2001 (Unaudited) (Continued)

                                                   NUMBER OF      VALUE
                                                    SHARES        (000)
---------------------------------------------------------------------------
USX-Marathon Group                                    7,600       $  224
Becton, Dickinson and Co.                             6,200          222
TJX Companies, Inc.                                   6,900          220
King Pharmaceuticals, Inc. (a)                        4,100          220
Synovus Financial Corp.                               6,950          218
Aon Corp.                                             6,225          218
Delphi Automotive System Corp.                       13,626          217
PPG Industries, Inc.                                  4,100          216
Deere & Co.                                           5,700          216
Unionvision Communications, Inc., Class A (a)         5,000          214
SouthTrust Corp.                                      8,200          213
Starbucks Corp. (a)                                   9,200          212
Biomet, Inc.                                          4,400          212
Lexmark International Group, Inc. Class A (a)         3,100          209
Federated Department Stores, Inc. (a)                 4,900          208
Entergy Corp.                                         5,400          207
Consolidated Edison, Inc.                             5,200          207
Bed Bath & Beyond, Inc. (a)                           6,900          207
IMS Health, Inc.                                      7,200          205
Hershey Foods Corp.                                   3,300          204
Burlington Resources, Inc.                            5,110          204
Unocal Corp.                                          5,900          202
MBIA, Inc.                                            3,600          201
Intuit, Inc. (a)                                      5,000          200
Archer-Daniels-Midland Co.                           15,417          200
Mattel, Inc.                                         10,445          198
Danaher Corp.                                         3,500          196
Clorox Co.                                            5,800          196
Biogen, Inc. (a)                                      3,600          196
Norfolk Southern Corp.                                9,400          195
Apple Computer, Inc. (a)                              8,400          195
Textron, Inc.                                         3,500          193
Tellabs, Inc. (a)                                    10,000          193
PPL, Corp.                                            3,500          193
Novellus System, Inc. (a)                             3,400          193
Fiserv, Inc.                                          3,000          192
UNUMProvident  Corp.                                  5,925          190
Cintas Corp.                                          4,100          190
MGIC Investment Corp.                                 2,600          189


                                                      NUMBER OF      VALUE
                                                       SHARES        (000)
---------------------------------------------------------------------------
CSX Corp.                                                5,200      $  189
Dover Corp.                                              5,000         188
Georgia-Pacific Corp.                                    5,516         187
Global Crossing Ltd. (a)                                21,570         186
DTE Energy Co.                                           4,000         186
Sanmina Corp. (a)                                        7,800         183
Praxair, Inc.                                            3,900         183
Stilwell Financial, Inc. (a)                             5,400         181
Jefferson-Pilot Corp.                                    3,712         179
Amerada Hess Corp.                                       2,200         178
Staples, Inc. (a)                                       11,050         177
Rohm & Haas Co. (a)                                      5,385         177
FirstEnergy Corp.                                        5,500         177
Starwood Hotels & Resorts Worldwide Corp.                4,700         175
Molex, Inc.                                              4,775         174
Regions Financial Corp.                                  5,400         173
Rockwell International Corp.                             4,500         172
Limited, Inc.                                           10,400         172
Constellation Energy Group                               4,000         170
AmSouth Bancorporation                                   9,200         170
Penny (J.C.), Inc.                                       6,400         169
Northrop Grumman Corp.                                   2,100         168
New York Times Co., Class A                              4,000         168
Boston Scientific Corp. (a)                              9,900         168
Tosco Corp.                                              3,800         167
Coca-Cola Enterprises, Inc.                             10,200         167
LSI Logic Corp. (a)                                      8,800         165
Newell Rubbermaid, Inc.                                  6,507         163
Devon Energy, Corp.                                      3,100         163
Sabre Holdings Corp.,  Class A                           3,240         162
Ingersol-Rand Co. (a)                                    3,900         161
Charter One Financial, Inc.                              5,025         160
Scientific-Atlanta, Inc.                                 3,900         158
Dollar General Corp.                                     8,047         157
Citrix Systems, Inc. (a)                                 4,500         157
Xerox Corp.                                             16,300         156
Tricon Global Restaurants, Inc. (a)                      3,540         155
Kerr-McGee Corp.                                         2,338         155
Bear Stearns Companies, Inc.                             2,625         155


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           7
June 30, 2001 (Unaudited) (Continued)

                                                      NUMBER OF        VALUE
                                                        SHARES         (000)
------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. (a)                         2,500      $  154
TMP Worldwide, Inc.                                      2,600         154
Cincinnati Financial Corp.                               3,900         154
Johnson Controls, Inc.                                   2,100         152
Apache Corp.                                             3,000         152
HealthSouth Corp. (a)                                    9,400         150
Zions Bancorp                                            2,500         148
Union Planters Corp.                                     3,400         148
Ambac Financial Group, Inc.                              2,550         148
Barrick Gold Corp.                                       9,700         147
Fortune Brands, Inc.                                     3,800         146
Allegheny Energy, Inc.                                   3,000         145
Teradyne Inc. (a)                                        4,300         142
Qlogic Corp. (a)                                         2,200         142
Jabil Circuit, Inc. (a)                                  4,600         142
Computer Sciences Corp. (a)                              4,100         142
Block (H & R), Inc.                                      2,200         142
Wellpoint Health Networks (a)                            1,500         141
Kinder Morgan, Inc.                                      2,800         141
Ameren Corp.                                             3,300         141
Pepsi Bottling Group, Inc.                               3,500         140
Avery Dennison Corp.                                     2,700         138
RadioShack Corp.                                         4,500         137
NiSource, Inc.                                           5,000         137
Cinergy Corp.                                            3,920         137
Applera Corp. (Applied BioSystem Group)                  5,100         136
Sempra Energy                                            4,954         135
Kmart Corp. (a)                                         11,800         135
BMC Software, Inc. (a)                                   6,000         135
Willamette Industries, Inc.                              2,700         134
Vulcan Materials Co.                                     2,500         134
Nabors Industries, Inc. (a)                              3,600         134
Moody's Corp.                                            4,000         134
Genuine Parts Co.                                        4,250         134
AMR Corp Del. (a)                                        3,700         134
Delta Air Lines, Inc.                                    3,000         132
Tiffany & Co.                                            3,600         130
Gateway, Inc. (a)                                        7,900         130
Countrywide Credit Industries, Inc.                      2,800         129


                                                       NUMBER OF        VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Equifax, Inc.                                             3,500       $   128
Ecolab, Inc.                                              3,100           127
Convergys Corp. (a)                                       4,200           127
Torchmark Corp.                                           3,100           125
National Semiconductor Corp. (a)                          4,300           125
Dow Jones & Co., Inc.                                     2,100           125
Compuware Corp. (a)                                       8,900           125
Applied Micro Circuits Corp. (a)                          7,200           124
ADC Telecommunications, Inc. (a)                         18,800           124
TRW, Inc.                                                 3,000           123
St. Jude Medical Center,  Inc. (a)                        2,050           123
Symbol Technologies, Inc.                                 5,400           120
Parker-Hannifin Corp.                                     2,825           120
Mercury Interactive Corp. (a)                             2,000           120
KeySpan Corp.                                             3,300           120
Toys 'R' Us, Inc. (a)                                     4,800           119
Eaton Corp.                                               1,700           119
UST, Inc.                                                 4,000           116
Unisys Corp. (a)                                          7,600           112
Price (T. Rowe) & Assoc., Inc.                            3,000           112
Conseco, Inc.                                             7,958           109
Brown-Forman Corp., Class B                               1,700           109
Noble Drilling Corp. (a)                                  3,300           108
NCR Corp.                                                 2,300           108
Robert Half International, Inc. (a)                       4,300           107
Knight-Ridder, Inc.                                       1,800           107
Network Appliance, Inc. (a)                               7,700           106
Leggett & Platt, Inc.                                     4,800           106
GPU, Inc.                                                 3,000           106
Goodyear Tire and Rubber Co.                              3,800           106
PG & E Corp.                                              9,400           105
Harcourt General, Inc.                                    1,800           105
CenturyTel, Inc.                                          3,450           105
AutoZone, Inc. (a)                                        2,800           105
Hilton Hotels Corp.                                       9,000           104
EOG Resources, Inc.                                       2,900           103
Cabletron Systems, Inc. (a)                               4,500           103
VF Corp.                                                  2,800           102
Huntington Bancshares, Inc.                               6,166           101


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           8
June 30, 2001 (Unaudited) (Continued)

                                                       NUMBER OF      VALUE
                                                          SHARES       (000)
-----------------------------------------------------------------------------
Harrah's Entertainment, Inc. (a)                          2,850        $  101
Whirlpool Corp.                                           1,600           100
Pinnacle West Cap Corp.                                   2,100           100
Vitesse Semiconductor Corp. (a)                           4,600            97
Thermo Electron Corp. (a)                                 4,400            97
PACCAR, Inc.                                              1,850            95
Grainger (W.W.), Inc.                                     2,300            95
Goodrich (B.F.) Co.                                       2,500            95
Avaya, Inc. (a)                                           6,828            94
Nucor Corp.                                               1,900            93
ITT Industries, Inc.                                      2,100            93
SAFECO Corp.                                              3,100            92
Parametric Technology Corp. (a)                           6,600            92
Eastman Chemical Co.                                      1,900            91
Cooper Industries, Inc.                                   2,300            91
Circuit City Stores, Inc.                                 5,000            90
Allied Waste Industries, Inc. (a)                         4,800            90
Winn-Dixie Stores, Inc.                                   3,400            89
Edison International                                      8,000            89
Donnelley (R.R.) & Sons Co.                               3,000            89
CMS Energy Corp.                                          3,200            89
Aetna, Inc.                                               3,442            89
Stanley Works                                             2,100            88
Newmont Mining Corp.                                      4,735            88
Sherwin-Williams Co.                                      3,900            87
Fluor Corp.                                               1,900            86
Dana Corp.                                                3,643            85
Palm, Inc. (a)                                           13,827            84
Engelhard Corp.                                           3,150            81
Darden Restaurants, Inc.                                  2,900            81
Phelps Dodge Corp.                                        1,916            80
Manor Care, Inc. (a)                                      2,500            79
Black & Decker Corp.                                      2,000            79
Placer Dome, Inc.                                         8,000            78
Citizens Communications Corp. (a)                         6,500            78
Sunoco, Inc.                                              2,100            77
Sealed Air Corp. (a)                                      2,061            77
Office Depot, Inc. (a)                                    7,300            76
Inco Ltd. (a)                                             4,400            76


                                                    NUMBER OF      VALUE
                                                     SHARES        (000)
--------------------------------------------------------------------------
American Power Conversion Co.                           4,800      $   76
Sigma-Aldrich Corp.                                     1,900          73
Wendy's International, Inc.                             2,800          72
Quintiles Transnational Co. (a)                         2,800          71
Pall Corp.                                              3,000          71
Niagara Mohawk Holdings, Inc. (a)                       3,900          69
Millipore Corp.                                         1,100          68
Mead Corp. (a)                                          2,500          68
Bard (C. R.), Inc.                                      1,200          68
Ashland, Inc.                                           1,700          68
PerkinElmer, Inc.                                       2,400          66
Liz Claiborne, Inc.                                     1,300          66
Temple-Inland, Inc.                                     1,200          64
Tektronix, Inc. (a)                                     2,300          62
Nordstrom, Inc.                                         3,300          61
Westvaco Corp.                                          2,450          60
International Flavors & Fragrances, Inc.                2,400          60
Hasbro, Inc.                                            4,175          60
Alberto-Culver Co., Class B                             1,400          59
Visteon Corp.                                           3,151          58
Centex Corp.                                            1,400          57
SuperValu, Inc.                                         3,200          56
Maytag Corp.                                            1,900          56
Conexant Systems, Inc.                                  5,900          53
Pactiv Corp. (a)                                        3,900          52
Deluxe Corp.                                            1,800          52
Bemis Company, Inc.                                     1,300          52
Autodesk, Inc.                                          1,400          52
Rowan Companies, Inc. (a)                               2,300          51
Homestake Mining Co.                                    6,400          50
Brunswick Corp.                                         2,100          50
Boise Cascade Corp.                                     1,400          49
FMC Corp. (a)                                             700          48
Crane Co.                                               1,500          47
Bausch & Lomb, Inc.                                     1,300          47
Novell, Inc. (a)                                        8,000          46
Reebok International, Ltd.                              1,400          45
Coors (Adolph) Co., Class B                               900          45
USX U.S. Steel Group                                    2,200          44


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           9
June 30, 2001 (Unaudited) (Continued)

                                                     NUMBER OF       VALUE
                                                     SHARES           (000)
--------------------------------------------------------------------------------
Pulte Corp.                                             1,000      $   43
NICOR, Inc.                                             1,100          43
Meredith Corp.                                          1,200          43
Humana, Inc. (a)                                        4,100          40
Freeport McMoRan Copper & Gold, Inc., Class B           3,600          40
U.S. Airways Group, Inc. (a)                            1,600          39
Navistar International Corp., Inc. (a)                  1,400          39
Cummins Engine, Inc.                                    1,000          39
Great Lakes Chemical Corp.                              1,200          37
Big Lots, Inc.                                          2,700          37
Andrew Corp.                                            1,993          37
Peoples Energy Corp.                                      900          36
Allegheny Technologies, Inc.                            1,970          36
Snap-On, Inc.                                           1,450          35
Dillards, Inc., Class A                                 2,200          34
Tupperware Corp.                                        1,400          33
BroadVision, Inc. (a)                                   6,600          33
Ball Corp.                                                700          33
Power One, Inc. (a)                                     1,900          32
Thomas & Betts Corp.                                    1,400          31
KB Home                                                 1,000          30
Worthington Industries, Inc.                            2,100          29
Sapient Corp.*                                          3,000          29
Ryder System, Inc.                                      1,500          29
Louisiana-Pacific Corp.                                 2,500          29
Hercules, Inc.                                          2,600          29
Oneok, Inc.                                             1,400          28
Cooper Tire and Rubber Co.                              1,800          26
Timken Co.                                              1,500          25
Potlatch Corp.                                            700          24
National Service Industries, Inc.                       1,000          23
Longs Drug Stores Corp.                                   900          19
McDermott International, Inc. (a)                       1,500          18
American Greetings Corp. (a)                            1,600          18
Aegon NV                                                   70           2
WorldCom, Inc. (MCI Group) (a)                             12           1
Crown Vantage, Inc.                                       120           1

TOTAL COMMON STOCKS - 90.7%
    (Cost - $204,505)                                             268,236
                                                               -----------


                                                     NUMBER OF      VALUE
                                                        SHARES       (000)
---------------------------------------------------------------------------
PREFERRED STOCK - 0.0%
Sealed Air Corp., Class A (Cost $19)                      475   $      19
                                                               -----------

WARRANTS -0 .0%
Washington Group International, Inc.,
      Expires 2003 (a) (Cost $1)                           46           1
                                                               -----------

                                                    PRINCIPAL
                                                        (000)
                                                    ---------
SHORT-TERM OBLIGATIONS - 9.2%
MONEY MARKET FUND - 8.4%
CIGNA V.P. Money Market Fund                          $25,076    $ 25,076
U.S. GOVERNMENT -  0.8%
U.S. Treasury Bills, 3.51%, 8/16/01 (b)                 2,389       2,389
TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $27,465)                                                27,465
                                                               -----------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
    (Total Cost - $231,989) (c)                                   295,721
Cash and Others Assets Less Liabilities  - 0.1%)                       69
                                                               -----------
NET ASSETS - 100.0%                                              $295,790
                                                               ===========

(a)   Non-income producing securities.
(b) This security, or a portion thereof, was pledged as collateral for Stock Index Futures Contracts. At June 30, 2001, the Fund was long 92 S&P 500 Futures Contracts expiring in Sept. 2001. Unrealized losses amounted to $510,600. Underlying face value was $28,672,260 and underlying market value was $28,161,660.
(c) At June 30, 2001, the net unrealized depreciation of investments based on cost for federal income tax purposes of $232,365,307 was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there was an excess of value over
      tax cost                                                $84,272,793

      Aggregate gross unrealized depreciation for all
      investments in which there was an excess of tax cost
      over value                                              (20,917,038)
                                                             -------------
      Unrealized appreciation - net                           $63,355,755
                                                             =============

_________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES   10
June 30, 2001 (Unaudited) (Continued)

      --------------------------------------------------------------
      CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND
      TEN LARGEST POSITIONS (UNAUDITED)

                                             MARKET        % OF
                                             VALUE        MARKET
                                             (000)        VALUE
      -------------------------------------------------------------
      General Electric Co.                   $ 11,768      4.0%
      Microsoft Corp.                           9,548      3.2
      Exxon Mobil  Corp.                        7,325      2.5
      Citigroup, Inc.                           6,456      2.2
      Pfizer, Inc.                              6,146      2.1
      AOL Time Warner, Inc.                     5,708      1.9
      Wal-Mart Stores, Inc.                     5,305      1.8
      American International Group, Inc.        4,869      1.6
      Intel Corp.                               4,780      1.6
      International Business Machines Corp.     4,769      1.6
      -------------------------------------------------------------

The Notes to Financial Statements are an integral part of these statements.

__________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                             11



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
(IN THOUSANDS)

ASSETS:
Investments in securities at value                        $ 295,721
Cash                                                              1
Receivable for investments sold                                 106
Interest and dividends receivable, net of
   withholding taxes                                            244
Investment for Trustees' deferred
   compensation plan                                            119
Futures variation margin receivable                             104
Receivable from adviser                                          98
                                                       -------------
     TOTAL ASSETS                                           296,393
                                                       -------------
LIABILITIES:
Payable investments purchased                                   327
Deferred Trustees' fees payable                                 119
Custodian fees payable                                           42
Accrued audit and legal fees payable                             12
Other accrued expenses (including $67
   due to affiliate)                                            103
                                                       -------------
     TOTAL LIABILITIES                                          603
                                                       -------------
NET ASSETS                                                $ 295,790
                                                       =============

COMPONENTS OF NET ASSETS:
Paid in capital                                           $ 236,973
Undistributed net investment income                           2,153
Accumulated net realized loss                                (6,557)
Unrealized net appreciation of investments                   63,221
                                                       -------------
NET ASSETS                                                $ 295,790
                                                       =============
SHARES OUTSTANDING                                           15,921
                                                       =============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE              $ 18.58
                                                       =============
COST OF INVESTMENTS                                       $ 231,989
                                                       =============



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
(IN THOUSANDS)

INVESTMENT INCOME:
INCOME:
   Dividends (net of foreign taxes withheld of $19)             $ 1,631
   Interest                                                         976
                                                            ------------
                                                                  2,607
EXPENSES:
   Investment advisory fees                                     $   302
   Custodian fees and expenses                                       96
   Administrative services                                           67
   Auditing and legal fees                                           16
   Registration fees                                                 12
   Shareholder reports                                                8
   Trustees' fees                                                     3
   Other                                                              2
                                                            ------------
   Total expenses                                                   506
   Less expenses waived by adviser                                 (129)
                                                            ------------
   Net Expenses                                                     377
                                                            ------------
NET INVESTMENT INCOME                                             2,230
                                                            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from investments                               870
   Net realized loss from futures contracts                      (5,732)
   Net unrealized depreciation of investments                   (21,241)
   Net unrealized appreciation from futures contracts             1,500
                                                            ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (24,603)
                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  (22,373)
                                                            ============


The Notes to Financial Statements are an integral part of these statements.

_______________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                           12



STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                              FOR THE SIX     FOR THE YEAR
                                              MONTHS ENDED       ENDED
                                             JUNE 30, 2001    DECEMBER 31,
                                              (UNAUDITED)         2000
                                             --------------- ---------------
OPERATIONS:
Net investment income                            $    2,230       $   4,896
Net realized gain from investments                      870           4,063
Net realized loss from futures contracts             (5,732)         (4,002)
Net unrealized depreciation
    of investments                                  (21,241)        (31,260)
Net unrealized appreciation
    (depreciation) on
    futures contracts                                 1,500          (3,151)
                                             --------------- ---------------
Net decrease in net assets
    from operations                                 (22,373)        (29,454)
                                             --------------- ---------------

DIVIDENDS AND DISTRIBUTIONS:
From net investment income                                -         (6,277)
From net realized gain                                    -         (1,791)
From capital                                              -         (2,521)
                                             --------------- ---------------
Total dividends and distributions                         -        (10,589)
                                             --------------- ---------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from shares sold                        61,271          68,628
Net asset value of shares issued to
    shareholders in reinvestment of dividends
    and distributions                                         -      10,589
                                             --------------- ---------------
                                                     61,271          79,217
Cost of shares redeemed                             (35,847)        (29,216)
                                             --------------- ---------------
Net increase from Fund share transactions            25,424          50,001
                                             --------------- ---------------
NET INCREASE IN NET ASSETS                            3,051           9,958
NET ASSETS:
Beginning of period                                 292,739         282,781
                                             --------------- ---------------
End of period *                                  $  295,790      $  292,739
                                             =============== ===============
* Includes undistributed (overdistributed)
    net investment income of:                    $    2,153       $     (77)
                                             =============== ===============


                                              FOR THE SIX     FOR THE YEAR
                                              MONTHS ENDED       ENDED
                                             JUNE 30, 2001    DECEMBER 31,
                                              (UNAUDITED)         2000
                                             --------------- ---------------

TRANSACTIONS IN CAPITAL STOCK
Shares sold                                           3,127           3,076
Shares issued in reinvestment of
    dividends and distributions                           -             525
                                             --------------- ---------------
                                                      3,127           3,601
Shares redeemed                                      (1,881)         (1,311)
                                             --------------- ---------------
Net increase in shares outstanding                    1,246           2,290
                                             =============== ===============


The Notes to Financial Statements are an integral part of these statements.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    13


FINANCIAL HIGHLIGHTS

____________________________________________________________________________________________________________________________________
                                           FOR THE SIX
                                           MONTHS ENDED
                                          JUNE 30, 2001                        FOR THE YEAR ENDED DECEMBER 31,
                                           (UNAUDITED)            2000         1999          1998         1997         1996
____________________________________________________________________________________________________________________________________
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD           $   19.95          $ 22.83      $ 19.73       $ 15.83      $ 12.40      $ 10.75
                                          ---------------      -----------  -----------   -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                           0.14             0.35         0.32          0.34         0.25         0.22
Net realized and unrealized gain (loss)            (1.51)           (2.49)        3.75          4.14         3.86         2.17
                                          ---------------      -----------  -----------   -----------  -----------  -----------
TOTAL FROM INVESTMENT OPERATIONS                   (1.37)           (2.14)        4.07          4.48         4.11         2.39
                                          ---------------      -----------  -----------   -----------  -----------  -----------
LESS DISTRIBUTIONS:
From net investment income                           -              (0.44)       (0.51)        (0.40)       (0.32)       (0.29)
From capital gains                                   -              (0.30)       (0.46)        (0.18)       (0.36)       (0.45)
                                          ---------------      -----------  -----------   -----------  -----------  -----------
TOTAL DISTRIBUTIONS                                 -               (0.74)       (0.97)        (0.58)       (0.68)       (0.74)
                                          ---------------      -----------  -----------   -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                 $   18.58         $  19.95      $ 22.83       $ 19.73      $ 15.83      $ 12.40
                                          ===============      ===========   ==========   ===========  ===========  ===========
TOTAL INVESTMENT RETURN (b)                        (6.87)% (c)      (9.37)%      20.77%        28.60%       33.35%       22.48%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses                                      0.34% (d)        0.36%        0.38%         0.63%        0.85%        0.68%
Fees and expenses waived or borne by the
  adviser                                           0.09% (d)        0.11%        0.13%         0.19%        0.30%        0.04%
Net expenses                                        0.25% (d)        0.25%        0.25%         0.44%        0.55%        0.64%
Net investment income                               1.48% (d)        1.64%        1.57%         1.95%        1.63%        1.74%
Portfolio turnover                                     1% (c)           4%           3%            2%           4%           4%
Net assets, end of period (000 omitted)       $  295,790       $  292,739   $  282,781   $   206,475  $   116,308     $ 71,513

(a) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(b) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      14
(Unaudited)


1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

B. FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

D. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      15
(Unaudited) (Continued)


excise taxes on realized income or net capital gains have been accrued.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has contractually agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, 0.25% of average daily net assets until April 30, 2002, and thereafter to the extent described in the Fund's then current prospectus. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash, up to 25% of its total assets, in the affiliated CIGNA Variable Products Money Market Fund (CVPMM) managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Income distributions from CVPMM, which amounted to $883,850 for the six months ended June 30, 2001, are recorded as interest income in the Statement of Operations.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2001, the Fund paid or accrued $67,458.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2001 were $411,229 and $37,589, respectively, for U.S. Government and Agency Obligations and $40,578,583 and $2,914,681, respectively, for all other securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 15,921,202 shares outstanding at June 30, 2001, 15,760,453 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 1.0% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

________________________________________________________________________________
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    16


TRUSTEES                                                                              OFFICERS

                                           Thomas C. Jones
Hugh R. Beath                              PRESIDENT, CIGNA RETIREMENT & Investment
ADVISORY DIRECTOR                          SERVICES AND CHAIRMAN OF THE BOARD,        Richard H. Forde
ADMEDIA CORPORATE ADVISORS, INC.           TIMESSQUARE CAPITAL MANAGEMENT, INC.       PRESIDENT


Russell H. Jones                           Paul J. McDonald
VICE PRESIDENT AND TREASURER               SPECIAL ADVISOR TO THE BOARD OF DIRECTORS  Alfred A. Bingham III
KAMAN CORPORATION                          FRIENDLY ICE CREAM CORPORATION             VICE PRESIDENT AND TREASURER

                                                                                      Jeffrey S. Winer
                                                                                      VICE PRESIDENT AND SECRETARY

--------------------------------------------------------------------------------------------------------------------

"Standard &Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

CIGNA Variable Products S&P 500 Index Fund is an open-end, diversified management investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06104.
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